FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of detailed information about foreign currency risk (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash	$ 417
Short-term investments	11,288	$ 0
Accounts receivable	77	225
Amounts held in Rand [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	48	529
Accounts receivable	100	197
Accounts payable	155	328
Amounts held in USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	265	3,147
Short-term investments	$ 11,288	$ 0